ISI
               North American
        Government Bond Fund Shares
-----------------------------------------------------

Directors and Officers
Edward S. Hyman
Chairman
Richard T. Hale
Vice Chairman
James J. Cunnane
Director
John F. Kroeger
Director
Louis E. Levy
Director
Eugene J. McDonald
Director
Rebecca W. Rimel
Director

R. Alan Medaugh
President
Nancy Lazar
Vice President
Amy M. Olmert
Secretary
Scott J. Liotta
Assistant Secretary
Carrie L. Butler
Vice President
Margaret M. Beeler
Assistant Vice President
Keith C. Reilly
Assistant Vice President
Joseph A. Finelli
Treasurer

        Investment Objective
        An open-end mutual fund designed to provide a high level of current income, consistent with prudent investment risk, by investing primarily in a portfolio consisting of fixed-income securities issued or guaranteed by the governments of the United States, Canada and Mexico.

==============================================================================
        Investment Advisor

        ISI Inc.
        717 Fifth Avenue
        New York, NY 10022
        (800) 955-7175

==============================================================================
        Shareholder Servicing Agent

        Investment Company Capital Corp.
        P.O. Box 419426
        Kansas City, MO 64141-6426

==============================================================================
        Distributor

        ISI Mutual Funds
        717 Fifth Avenue
        New York, NY 10022
        (800) 955-7175
ISI

                      INTERNATIONAL STRATEGY AND INVESTMENT
                                       ISI
                                 NORTH AMERICAN
                                 GOVERNMENT BOND
                                   FUND SHARES

                      (A Class of North American Government
                                Bond Fund, Inc.)

                                 NORTH AMERICAN
                                  ANNUAL REPORT
                                 March 31, 1998

Investment Advisor's Report

     We are pleased to report on the progress of your Fund for the fiscal year ended March 31, 1998.

     The Fund seeks a high level of current income consistent with prudent investment risk by using U.S., Canadian and Mexican government fixed-income securities. We believe that by actively managing the proportions in each of the North American markets, the Fund can achieve its overall objectives.

     The Fund's total return for the fiscal year ended March 31, 1998 was 14.65%. The performance of the Mexican section and the long maturity orientation of the U.S. and Canadian sections produced an overall return that surpassed the U.S. Treasury market as a whole. The positive contribution of the Mexican section was due to a combination of high local rates (around 20%) and a relatively stable currency. U.S. interest rates dropped significantly during fiscal 1998. Long-term Treasury rates dropped from 7.10% in March, 1997 to 5.90% in March 1998. Long maturity issues in this falling interest rate environment produce greater capital gains than short maturity issues. Long term Canadian government interest rates also declined significantly during the Fund's fiscal year, from 7.35% to 5.70%. Although full year Canadian bond performance was good, they underperformed U.S. Treasuries in the 2nd half of the fiscal year due primarily to weakness in the Canadian dollar. The Fund's activity in the 2nd half reduced the investment weighting in Canada and increased the U.S. weighting, which helped the Fund's Fiscal Year 1998 performance. Please see the portfolio management section for more details. Since its inception, on January 15, 1993, the Fund has had a cumulative total return of 34.56%.



                            Performance Comparisons*
                       For the year ended March 31, 1998

 North American Government Bond Fund                          14.65%
 Lehman Brothers Intermediate Treasury Index                   9.40%
 Lehman Brothers Emerging Americas Index:                     19.81%
   Mexico Section

*These figures assume the reinvestment of dividends and capital gains distributions but exclude the impact of any sales charge. If the sales charge were reflected, the performance quoted would be lower. The unmanaged indices listed above are widely recognized as indicators of performance in their respective sectors. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results. Please review the Additional Performance Information on page 7.

Portfolio Management

     Our investment approach is to actively manage the portfolio, adjusting the Fund's average maturity and percentage weighting across the U.S., Canada and Mexico as we anticipate changes in the market. The following table illustrates the structure of the portfolio in these two critical areas over the past year.








                   Portfolio Mix
                 (% of Investments)

                        1997                  1998
           -------------------------------    ----
            3/31    6/30     9/30    12/31    3/31
           -----    -----    -----   -----    ----
U.S.       76.2%    74.6%    73.4%   78.3%    81.9%
Canada     11.0     11.8     12.3     6.8      5.4
Mexico     12.8     13.6     14.3    14.9     11.8

                     Portfolio Maturity
                        (In Years)

                        1997                   1998
            -------------------------------    ----
            3/31    6/30     9/30    12/31     3/31
            ----    ----     ----    -----     ----
U.S.*       11.7    12.9     11.3     12.1     12.5
Canada      26.9    26.7     26.4     29.4     29.2
Mexico       0.1     0.4      0.2      0.3      0.1

*Including reserves.

Investment Advisor's Report (concluded)

Review of Fiscal 1998

     During the past year, we maintained a relatively long maturity orientation in the U.S. section as U.S. rates declined from 7.10% to 5.90%. As the Canadian dollar came under pressure, the Canadian section was reduced from 12.3% in September to 5.4% at the end of the fiscal year. The Canadian proceeds were reinvested in the U.S. section. U.S. bonds performed better over the last six months than did Canadian bonds. Mexican rates (represented by 91 day Cetes) declined during the fiscal year from 21.3% in March, 1997 to 19.9% in March 1998. The peso came under pressure in the 2nd half of its fiscal year as the Mexican monthly trade balance moved from positive to negative. The fund's holdings were reduced and it now has less in Mexico than earlier in the fiscal year. We look for the opportunity to increase the Mexican weighting. For more on all three economies and ISI's outlook please see the section below and the report that follows this letter.

Outlook for Fiscal 1999

     At the end of fiscal 1998, the Fund was weighted towards the U.S. The U.S. domestic economy is strong while inflation is low and declining. Labor market constraints are real but merger-related layoffs and international competition have restrained wage growth. Rising interest rates have been delayed by the Asia financial crisis. As the fiscal year goes on, we expect the U.S. economy will slow and inflation will remain subdued. Our outlook is for declining rates in the U.S. With interest rates in Canada now lower than in the U.S. across the maturity spectrum and the fundamental picture similar to the U.S., we believe the U.S. should outperform Canada. The Fund's underweighting in Canada is likely to continue through at least the first half of this fiscal year. In the first quarter of 1998, Mexico had inflation of 15%, which is above its 1998 target. The Central Bank indicates they will continue a high real rate policy, which means 91-day Cete yields of 20% while inflation is 15% or lower. The policy objective is to move inflation down by restraining the domestic economy through high interest rates. Some further peso adjustment is likely, reflecting the trade deficit. Later this fiscal year, Mexican Cetes seem attractive for additional investment.

     We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,


/s/ R.  Alan Medaugh
____________________
R.  Alan Medaugh
President

April 23, 1998

Outlook for North America

Review of U.S.

Perspective on the Asian Financial Crises

     The U.S. economy and markets will continue to feel the affects of the Asian financial crises. A financial crisis that impacts the banking system, such as the current Pac Rim crisis, tends to have greater economic consequences than the market expects. These crises, which are caused by the weak link in the economic chain breaking, indicate that restrictive pressures had built to a critical level. In the case of the Pac Rim crises, overcapacity and an associated huge debt built during the 1990s made their economies fragile. That debt burden cracked under the weight of years of sub-potential growth in Japan and a package of G-7 fiscal tightenings. The Pac Rim crises and the policy tightenings that precipitated them will combine to slow global economic growth and inflation. Historically, following financial crises, monetary/fiscal-easing moves are required to offset the tightenings that precipitated the crises and to repair the broken links. As a result of easing moves in the face of slower growth, financial assets tend to rally, i.e. stock prices rise and bond yields decline. We expect the Pac Rim economic contraction to continue through the third quarter, which, from a liquidity viewpoint, should be a support for U.S. bonds.

     Financial crises have two aspects, direct and symbolic. The Pac Rim's direct impacts will be on G7 exports, pricing power, profits, etc. The Pac Rim crises symbolize global supply exceeding demand. Because of the Pac Rim financial crises, the odds of another deflationary "event" are high. For example, the "event" following the 1984 Continental Illinois financial crisis was the 1985 oil price collapse.

                             30-YEAR TREASURY YIELD
                                  Apr 24 5.94%



                  [GRAPH APPEARS HERE - SEE PLOT POINTS BELOW]


           30 YEAR
           TREASURY
            YIELD
--------------------------
Jan-68       5.39
Feb-68       5.38
Mar-68       5.59
Apr-68       5.46
May-68       5.55
Jun-68       5.40
Jul-68       5.29
Aug-68       5.23
Sep-68       5.28
Oct-68       5.44
Nov-68       5.56
Dec-68       5.88
Jan-69       5.99
Feb-69       6.11
Mar-69       6.22
Apr-69       6.03
May-69       6.11
Jun-69       6.28
Jul-69       6.27
Aug-69       6.22
Sep-69       6.55
Oct-69       6.50
Nov-69       6.74
Dec-69       6.91
Jan-70       6.92
Feb-70       6.67
Mar-70       6.72
Apr-70       6.85
May-70       7.24
Jun-70       7.34
Jul-70       6.92
Aug-70       7.08
Sep-70       6.88
Oct-70       6.88
Nov-70       6.58
Dec-70       6.28
Jan-71       6.18
Feb-71       6.14
Mar-71       5.94
Apr-71       6.00
May-71       6.32
Jun-71       6.38
Jul-71       6.38
Aug-71       6.27
Sep-71       6.05
Oct-71       5.92
Nov-71       5.86
Dec-71       6.00
Jan-72       6.01
Feb-72       6.06
Mar-72       6.06
Apr-72       6.16
May-72       6.07
Jun-72       6.01
Jul-72       6.01
Aug-72       5.94
Sep-72       6.05
Oct-72       6.01
Nov-72       5.79
Dec-72       5.96
Jan-73       6.78
Feb-73       6.88
Mar-73       6.91
Apr-73       6.86
May-73       6.99
Jun-73       7.06
Jul-73       7.29
Aug-73       7.62
Sep-73       7.25
Oct-73       7.18
Nov-73       7.30
Dec-73       7.29
Jan-74       7.48
Feb-74       7.46
Mar-74       7.73
Apr-74       8.01
May-74       8.14
Jun-74       8.10
Jul-74       8.26
Aug-74       8.60
Sep-74       8.60
Oct-74       8.37
Nov-74       7.99
Dec-74       7.91
Jan-75       7.88
Feb-75       7.71
Mar-75       7.99
Apr-75       8.36
May-75       8.22
Jun-75       8.04
Jul-75       8.17
Aug-75       8.50
Sep-75       8.57
Oct-75       8.35
Nov-75       8.28
Dec-75       8.23
Jan-76       8.01
Feb-76       8.03
Mar-76       7.97
Apr-76       7.86
May-76       8.13
Jun-76       8.03
Jul-76       8.00
Aug-76       7.91
Sep-76       7.78
Oct-76       7.70
Nov-76       7.64
Dec-76       7.30
Jan-77       7.48
Feb-77       7.64
Mar-77       7.80
Apr-77       7.73
May-77       7.80
Jun-77       7.64
Jul-77       7.64
Aug-77       7.68
Sep-77       7.64
Oct-77       7.77
Nov-77       7.85
Dec-77       7.94
Jan-78       8.18
Feb-78       8.25
Mar-78       8.23
Apr-78       8.34
May-78       8.43
Jun-78       8.50
Jul-78       8.65
Aug-78       8.47
Sep-78       8.47
Oct-78       8.67
Nov-78       8.75
Dec-78       8.88
Jan-79       8.94
Feb-79       9.00
Mar-79       9.03
Apr-79       9.08
May-79       9.19
Jun-79       8.92
Jul-79       8.93
Aug-79       8.98
Sep-79       9.17
Oct-79       9.85
Nov-79      10.30
Dec-79      10.12
Jan-80      10.60
Feb-80      12.13
Mar-80      12.34
Apr-80      11.40
May-80      10.36
Jun-80       9.81
Jul-80      10.24
Aug-80      11.00
Sep-80      11.34
Oct-80      11.59
Nov-80      12.37
Dec-80      12.40
Jan-81      12.14
Feb-81      12.80
Mar-81      12.69
Apr-81      13.20
May-81      13.60
Jun-81      12.96
Jul-81      13.59
Aug-81      14.17
Sep-81      14.67
Oct-81      14.68
Nov-81      13.35
Dec-81      13.45
Jan-82      14.22
Feb-82      14.22
Mar-82      13.53
Apr-82      13.37
May-82      13.24
Jun-82      13.92
Jul-82      13.55
Aug-82      12.77
Sep-82      12.07
Oct-82      11.17
Nov-82      10.54
Dec-82      10.54
Jan-83      10.63
Feb-83      10.88
Mar-83      10.63
Apr-83      10.48
May-83      10.53
Jun-83      10.93
Jul-83      11.40
Aug-83      11.82
Sep-83      11.63
Oct-83      11.58
Nov-83      11.75
Dec-83      11.88
Jan-84      11.75
Feb-84      11.95
Mar-84      12.38
Apr-84      12.65
May-84      13.43
Jun-84      13.44
Jul-84      13.21
Aug-84      12.54
Sep-84      12.29
Oct-84      11.98
Nov-84      11.56
Dec-84      11.52
Jan-85      11.45
Feb-85      11.47
Mar-85      11.81
Apr-85      11.47
May-85      11.05
Jun-85      10.45
Jul-85      10.50
Aug-85      10.56
Sep-85      10.61
Oct-85      10.50
Nov-85      10.06
Dec-85       9.54
Jan-86       9.40
Feb-86       8.93
Mar-86       7.96
Apr-86       7.39
May-86       7.52
Jun-86       7.57
Jul-86       7.27
Aug-86       7.33
Sep-86       7.62
Oct-86       7.70
Nov-86       7.52
Dec-86       7.37
Jan-87       7.39
Feb-87       7.54
Mar-87       7.55
Apr-87       8.25
May-87       8.78
Jun-87       8.57
Jul-87       8.64
Aug-87       8.97
Sep-87       9.59
Oct-87       9.61
Nov-87       8.95
Dec-87       9.12
Jan-88       8.83
Feb-88       8.43
Mar-88       8.63
Apr-88       8.95
May-88       9.23
Jun-88       9.00
Jul-88       9.14
Aug-88       9.32
Sep-88       9.06
Oct-88       8.89
Nov-88       9.02
Dec-88       9.01
Jan-89       8.93
Feb-89       9.01
Mar-89       9.17
Apr-89       9.03
May-89       8.83
Jun-89       8.27
Jul-89       8.08
Aug-89       8.12
Sep-89       8.15
Oct-89       8.00
Nov-89       7.90
Dec-89       7.90
Jan-90       8.26
Feb-90       8.50
Mar-90       8.56
Apr-90       8.76
May-90       8.73
Jun-90       8.46
Jul-90       8.50
Aug-90       8.86
Sep-90       9.03
Oct-90       8.86
Nov-90       8.54
Dec-90       8.24
Jan-91       8.27
Feb-91       8.03
Mar-91       8.29
Apr-91       8.21
May-91       8.27
Jun-91       8.47
Jul-91       8.45
Aug-91       8.14
Sep-91       7.95
Oct-91       7.93
Nov-91       7.92
Dec-91       7.70
Jan-92       7.58
Feb-92       7.85
Mar-92       7.97
Apr-92       7.96
May-92       7.89
Jun-92       7.84
Jul-92       7.60
Aug-92       7.39
Sep-92       7.34
Oct-92       7.53
Nov-92       7.61
Dec-92       7.44
Jan-93       7.34
Feb-93       7.09
Mar-93       6.82
Apr-93       6.85
May-93       6.92
Jun-93       6.81
Jul-93       6.63
Aug-93       6.32
Sep-93       6.00
Oct-93       5.94
Nov-93       6.21
Dec-93       6.25
Jan-94       6.29
Feb-94       6.49
Mar-94       6.91
Apr-94       7.27
May-94       7.41
Jun-94       7.40
Jul-94       7.58
Aug-94       7.49
Sep-94       7.71
Oct-94       7.94
Nov-94       8.08
Dec-94       7.87
Jan-95       7.85
Feb-95       7.61
Mar-95       7.45
Apr-95       7.36
May-95       6.95
Jun-95       6.57
Jul-95       6.72
Aug-95       6.86
Sep-95       6.55
Oct-95       6.37
Nov-95       6.26
Dec-95       6.06
Jan-96       6.05
Feb-96       6.24
Mar-96       6.60
Apr-96       6.79
May-96       6.93
Jun-96       7.06
Jul-96       7.03
Aug-96       6.84
Sep-96       7.03
Oct-96       6.81
Nov-96       6.48
Dec-96       6.55
Jan-97       6.83
Feb-97       6.69
Mar-97       6.93
Apr-97       7.09
May-97       6.94
Jun-97       6.77
Jul-97       6.51
Aug-97       6.58
Sep-97       6.50
Oct-97       6.33
Nov-97       6.11
Dec-97       5.99
Jan-98       5.81
Feb-98       5.89
Mar-98       5.95
Apr-98       5.92





U.S. Economy, Money and Markets

     Due to continued strong growth in the U.S., odds of Fed tightening will continue to increase. But they probably won't make it to 100% because Asian concerns will delay a move until at least the July meeting, and by then, the Asian problems will probably have precipitated an "event" that will further delay a tightening. Possible "events" include problems in Russia, the threat of a yen devaluation, renewed slumps in Asian markets, Pac Rim social upheavals, another downleg in oil, weaker U.S. corporate profit reports, and/or slower U.S. growth. It should be noted that perhaps not by chance, six weeks after the Fed tightened last spring, the Thai financial crisis erupted.

                              ISI ECONOMIC FORECAST

                     97:3Q  97:4Q  98:1Q  98:2Q  98:3Q  98:4Q
REAL GDP              3.1%   3.7%   3.0%   3.0%   3.0%   3.0%
GDP DEFLATOR          1.4%   1.4%   1.0%   1.0%   1.0%  1.01%
30-YEAR BOND
 YIELDS*              6.4%   5.9%   5.9%   5.7%   5.5%   5.4%
FED FUNDS RATE*       5.5%   5.5%   5.5%   5.5%   5.5%   5.5%

     We have recently lowered our inflation forecast from 1.5% to 1%. Oil has come back down. Our contacts at retailers tell us that their pricing power has declined to a six-month low. Manufacturing companies tell us that their pricing power has declined to a four-year low. Our contacts at tech companies tell us that price deflation in their sector is intensifying. The flood of exports from the Pac Rim is just starting to pour in. So, their pressure on U.S. prices is just starting. The dollar is still firm.

       The first quarter slowdown in corporate profit growth probably marked a major turning point, which is unlikely to reverse in the second half of the year. First, it should be noted that the weak first quarter earnings unfolded despite a strong economy. In addition, Pac Rim economies are likely to be weaker in the second half than they were in the first half. The rising value of the dollar is likely to continue to hurt earnings. The labor-costs vs. pricing-power squeeze is likely to intensify. Lastly, U.S. economic growth is likely to slow later this year. On a 12-month sum through March, the Federal budget was already in surplus by +$27 billion, with receipts up 10% and outlays up just 1%. Assuming receipts up 9% and outlays up 2.5%, the full-year surplus for FY1998 will swell to +$80 billion. This presents a good supply/demand picture for U.S. Treasuries.

Review of Mexico

     The Mexican Central Bank (Banxico) is committed to reducing inflation. In this context, the central bank will make every effort to be as close as possible to its stated 12% inflation target. A consequence of Banxico's commitment to its inflation target, together with the disappointing start, in which the first quarter's CPI report was in excess of 15%, is the retention of a high real rate policy for most of the next year.

     Recent statistics showing a trade deficit that is high relative to last year is likely to continue into the summer. Key factors cited in this respect are export competition from Asia, which has yet to fully materialize, and a continuing strong domestic economy which is pulling in foreign goods. Banxico's estimates of first quarter growth is 6.1%. The IMF estimates Mexico's full year 1998 GDP growth at 4.8%, very near official estimates of 5%. Consequently, Banxico now estimates that the current account deficit will rise to $15 billion for 1998, an upward adjustment of $3 billion from the bank's earlier estimate of $12 billion.

     The central bank has reported that capital inflows, especially Foreign Direct Investment, have picked up recently. In our view, this has caused much of the recent peso strength, suggesting that long term oriented financial capital inflows have resumed. Banxico has emphasized that fiscal adjustment is a continuing issue and will affect future performance. Reform of the institution charged with sorting out the Mexican financial sector's nonperforming loan portfolio in the aftermath of the 1995 crisis, will cost 1% of GDP per year going forward. The fall in oil prices, the event behind two rounds of fiscal cuts and a potential third, now is estimated to mean the loss of another 1% of GDP this year. The Mexican federal government's 1998 revenue shortfall points out the need to depend less on oil revenues. The best way to increase fiscal revenue is through broadening income tax collection and better tax compliance. These fundamental reforms will not be tackled until after the next Presidential election. In the meantime, a high interest rate policy and close scrutiny of government spending will be required.

     Strong seasonal improvement in the Mexican trade balance should help the peso strengthen by late summer. The current peso level is 8.52 pesos to the U.S. dollar. Over the near term, having the peso adjustment recently from 7.9 to 8.5 versus the U.S. dollar has helped Mexican trade competitiveness and capped the trade red ink. Later this year, we expect the peso to weaken modestly versus the dollar because of the arrival of the Asian import wave. In our view, rates around 20% and a somewhat weaker peso make for a good medium term investment.


MEXICAN PESO
Mar 31 8.52



                  [GRAPH APPEARS HERE - SEE PLOT POINTS BELOW]

                 MEXICAN
                   PESO
-------------------------
03-Mar-97          7.99
04-Mar-97          7.97
05-Mar-97          8.05
06-Mar-97          8.01
07-Mar-97          8.00
10-Mar-97          7.95
11-Mar-97          7.98
12-Mar-97          7.96
13-Mar-97          8.00
14-Mar-97          7.98
17-Mar-97          7.99
18-Mar-97          7.95
19-Mar-97          7.92
20-Mar-97          7.94
21-Mar-97          7.92
24-Mar-97          7.90
25-Mar-97          7.89
26-Mar-97          7.91
27-Mar-97          7.91
28-Mar-97          7.93
31-Mar-97          7.93
01-Apr-97          7.92
02-Apr-97          7.93
03-Apr-97          7.97
04-Apr-97          7.95
07-Apr-97          7.90
08-Apr-97          7.89
09-Apr-97          7.89
10-Apr-97          7.91
11-Apr-97          7.92
14-Apr-97          7.91
15-Apr-97          7.88
16-Apr-97          7.90
17-Apr-97          7.89
18-Apr-97          7.88
21-Apr-97          7.87
22-Apr-97          7.87
23-Apr-97          7.88
24-Apr-97          7.86
25-Apr-97          7.79
28-Apr-97          7.93
29-Apr-97          7.97
30-Apr-97          7.95
01-May-97          7.95
02-May-97          7.92
05-May-97          7.91
06-May-97          7.88
07-May-97          7.92
08-May-97          7.92
09-May-97          7.90
12-May-97          7.93
13-May-97          7.91
14-May-97          7.89
15-May-97          7.90
16-May-97          7.90
19-May-97          7.89
20-May-97          7.89
21-May-97          7.87
22-May-97          7.87
23-May-97          7.89
26-May-97          7.89
27-May-97          7.93
28-May-97          7.91
29-May-97          7.91
30-May-97          7.92
02-Jun-97          7.91
03-Jun-97          7.91
04-Jun-97          7.93
05-Jun-97          7.95
06-Jun-97          7.99
09-Jun-97          7.99
10-Jun-97          7.97
11-Jun-97          7.97
12-Jun-97          7.97
13-Jun-97          7.97
16-Jun-97          7.96
17-Jun-97          7.94
18-Jun-97          7.92
19-Jun-97          7.91
20-Jun-97          7.96
23-Jun-97          7.98
24-Jun-97          7.94
25-Jun-97          7.95
26-Jun-97          7.96
27-Jun-97          7.95
30-Jun-97          7.95
01-Jul-97          7.93
02-Jul-97          7.95
03-Jul-97          7.95
04-Jul-97          7.95
07-Jul-97          7.91
08-Jul-97          7.92
09-Jul-97          7.90
10-Jul-97          7.88
11-Jul-97          7.85
14-Jul-97          7.87
15-Jul-97          7.89
16-Jul-97          7.92
17-Jul-97          7.86
18-Jul-97          7.90
21-Jul-97          7.89
22-Jul-97          7.86
23-Jul-97          7.84
24-Jul-97          7.84
25-Jul-97          7.77
28-Jul-97          7.78
29-Jul-97          7.80
30-Jul-97          7.77
31-Jul-97          7.83
01-Aug-97          7.82
04-Aug-97          7.83
05-Aug-97          7.81
06-Aug-97          7.78
07-Aug-97          7.79
08-Aug-97          7.83
11-Aug-97          7.80
12-Aug-97          7.78
13-Aug-97          7.78
14-Aug-97          7.77
15-Aug-97          7.76
18-Aug-97          7.77
19-Aug-97          7.76
20-Aug-97          7.77
21-Aug-97          7.76
22-Aug-97          7.78
25-Aug-97          7.76
26-Aug-97          7.76
27-Aug-97          7.76
28-Aug-97          7.77
29-Aug-97          7.79
01-Sep-97          7.79
02-Sep-97          7.78
03-Sep-97          7.77
04-Sep-97          7.79
05-Sep-97          7.81
08-Sep-97          7.79
09-Sep-97          7.78
10-Sep-97          7.78
11-Sep-97          7.78
12-Sep-97          7.78
15-Sep-97          7.77
16-Sep-97          7.77
17-Sep-97          7.75
18-Sep-97          7.77
19-Sep-97          7.75
22-Sep-97          7.73
23-Sep-97          7.77
24-Sep-97          7.82
25-Sep-97          7.82
26-Sep-97          7.83
29-Sep-97          7.82
30-Sep-97          7.78
01-Oct-97          7.76
02-Oct-97          7.76
03-Oct-97          7.75
06-Oct-97          7.76
07-Oct-97          7.75
08-Oct-97          7.76
09-Oct-97          7.77
10-Oct-97          7.76
13-Oct-97          7.76
14-Oct-97          7.75
15-Oct-97          7.74
16-Oct-97          7.75
17-Oct-97          7.75
20-Oct-97          7.73
21-Oct-97          7.72
22-Oct-97          7.72
23-Oct-97          7.76
24-Oct-97          7.84
27-Oct-97          8.14
28-Oct-97          8.35
29-Oct-97          8.15
30-Oct-97          8.30
31-Oct-97          8.41
03-Nov-97          8.23
04-Nov-97          8.25
05-Nov-97          8.18
06-Nov-97          8.38
07-Nov-97          8.38
10-Nov-97          8.28
11-Nov-97          8.28
12-Nov-97          8.35
13-Nov-97          8.38
14-Nov-97          8.33
17-Nov-97          8.25
18-Nov-97          8.25
19-Nov-97          8.29
20-Nov-97          8.24
21-Nov-97          8.19
24-Nov-97          8.24
25-Nov-97          8.24
26-Nov-97          8.22
27-Nov-97          8.22
28-Nov-97          8.22
01-Dec-97          8.19
02-Dec-97          8.16
03-Dec-97          8.13
04-Dec-97          8.11
05-Dec-97          8.15
08-Dec-97          8.12
09-Dec-97          8.11
10-Dec-97          8.14
11-Dec-97          8.21
12-Dec-97          8.17
15-Dec-97          8.14
16-Dec-97          8.09
17-Dec-97          8.08
18-Dec-97          8.07
19-Dec-97          8.13
22-Dec-97          8.12
23-Dec-97          8.13
24-Dec-97          8.19
25-Dec-97          8.19
26-Dec-97          8.19
29-Dec-97          8.08
30-Dec-97          8.07
31-Dec-97          8.07
01-Jan-98          8.07
02-Jan-98          8.06
05-Jan-98          8.04
06-Jan-98          8.04
07-Jan-98          8.50
08-Jan-98          8.08
09-Jan-98          8.09
12-Jan-98          8.30
13-Jan-98          8.17
14-Jan-98          8.20
15-Jan-98          8.30
16-Jan-98          8.20
19-Jan-98          8.20
20-Jan-98          8.22
21-Jan-98          8.28
22-Jan-98          8.33
23-Jan-98          8.30
26-Jan-98          8.28
27-Jan-98          8.27
28-Jan-98          8.38
29-Jan-98          8.48
30-Jan-98          8.46
02-Feb-98          8.45
03-Feb-98          8.43
04-Feb-98          8.41
05-Feb-98          8.42
06-Feb-98          8.42
09-Feb-98          8.45
10-Feb-98          8.50
11-Feb-98          8.46
12-Feb-98          8.46
13-Feb-98          8.47
16-Feb-98          8.47
17-Feb-98          8.47
18-Feb-98          8.55
19-Feb-98          8.55
20-Feb-98          8.59
23-Feb-98          8.63
24-Feb-98          8.61
25-Feb-98          8.58
26-Feb-98          8.56
27-Feb-98          8.53
02-Mar-98          8.50
03-Mar-98          8.53
04-Mar-98          8.59
05-Mar-98          8.61
06-Mar-98          8.60
09-Mar-98          8.62
10-Mar-98          8.63
11-Mar-98          8.67
12-Mar-98          8.58
13-Mar-98          8.56
16-Mar-98          8.59
17-Mar-98          8.59
18-Mar-98          8.56
19-Mar-98          8.57
20-Mar-98          8.58
23-Mar-98          8.54
24-Mar-98          8.54
25-Mar-98          8.53
26-Mar-98          8.52
27-Mar-98          8.53
30-Mar-98          8.54
31-Mar-98          8.52
01-Apr-98          8.60
02-Apr-98          8.52
03-Apr-98          8.55
06-Apr-98          8.52
07-Apr-98          8.53
08-Apr-98          8.51
09-Apr-98          8.50
10-Apr-98          8.50
13-Apr-98          8.52
14-Apr-98          8.49
15-Apr-98          8.47
16-Apr-98          8.50
17-Apr-98          8.49
20-Apr-98          8.48
21-Apr-98          8.46
22-Apr-98          8.46
23-Apr-98          8.47
24-Apr-98          8.48
27-Apr-98          8.52
28-Apr-98          8.49
29-Apr-98          8.51
30-Apr-98          8.49
01-May-98          8.50
04-May-98          8.48
05-May-98          8.48
06-May-98          8.48
07-May-98          8.50
08-May-98          8.48
11-May-98          8.47
12-May-98          8.51
13-May-98          8.52
14-May-98          8.51
15-May-98          8.52
18-May-98          8.54
19-May-98          8.58
20-May-98          8.64
21-May-98          8.64
22-May-98          8.65



Review of Canada

     A near-term pause in economic activity is likely. In part, this is due to the negative impact of a severe ice storm that affected Quebec and Eastern Ontario, which could shave as much as 1/2% off real GDP growth in 1998's first quarter. Another reason to be somewhat cautious about growth prospects during the first half of this year is the negative impact arising from Asian economic woes. The associated weakness in commodity prices, especially energy, could push the current account deficit beyond 4% of GDP and shave roughly 1/2% off growth during the first half of the year.

     Some weakness in the Canadian dollar is warranted in light of the deterioration in the country's external balances. A 2% decline in the value of the dollar (to about $C1.45) appears sufficient to offset the 6% fall in (trade-weighted) commodity prices that occurred recently.

CANADIAN DOLLAR
Mar 31 1.42
                              [GRAPH APPEARS HERE-SEE PLOT POINTS BELOW]
                  CANADIAN
                   DOLLAR
--------------------------
03-Mar-97           1.37
04-Mar-97           1.37
05-Mar-97           1.37
06-Mar-97           1.36
07-Mar-97           1.37
10-Mar-97           1.37
11-Mar-97           1.37
12-Mar-97           1.36
13-Mar-97           1.36
14-Mar-97           1.36
17-Mar-97           1.37
18-Mar-97           1.37
19-Mar-97           1.38
20-Mar-97           1.38
21-Mar-97           1.38
24-Mar-97           1.38
25-Mar-97           1.38
26-Mar-97           1.37
27-Mar-97           1.38
28-Mar-97           1.38
31-Mar-97           1.38
01-Apr-97           1.39
02-Apr-97           1.39
03-Apr-97           1.39
04-Apr-97           1.39
07-Apr-97           1.39
08-Apr-97           1.39
09-Apr-97           1.39
10-Apr-97           1.39
11-Apr-97           1.40
14-Apr-97           1.40
15-Apr-97           1.40
16-Apr-97           1.40
17-Apr-97           1.40
18-Apr-97           1.40
21-Apr-97           1.40
22-Apr-97           1.40
23-Apr-97           1.39
24-Apr-97           1.39
25-Apr-97           1.40
28-Apr-97           1.40
29-Apr-97           1.40
30-Apr-97           1.40
01-May-97           1.39
02-May-97           1.38
05-May-97           1.38
06-May-97           1.38
07-May-97           1.38
08-May-97           1.38
09-May-97           1.39
12-May-97           1.39
13-May-97           1.39
14-May-97           1.39
15-May-97           1.38
16-May-97           1.37
19-May-97           1.37
20-May-97           1.38
21-May-97           1.37
22-May-97           1.37
23-May-97           1.38
26-May-97           1.38
27-May-97           1.38
28-May-97           1.38
29-May-97           1.38
30-May-97           1.38
02-Jun-97           1.38
03-Jun-97           1.37
04-Jun-97           1.38
05-Jun-97           1.38
06-Jun-97           1.38
09-Jun-97           1.39
10-Jun-97           1.39
11-Jun-97           1.39
12-Jun-97           1.38
13-Jun-97           1.38
16-Jun-97           1.38
17-Jun-97           1.39
18-Jun-97           1.39
19-Jun-97           1.39
20-Jun-97           1.39
23-Jun-97           1.39
24-Jun-97           1.39
25-Jun-97           1.39
26-Jun-97           1.38
27-Jun-97           1.38
30-Jun-97           1.38
01-Jul-97           1.38
02-Jul-97           1.38
03-Jul-97           1.37
04-Jul-97           1.37
07-Jul-97           1.38
08-Jul-97           1.37
09-Jul-97           1.37
10-Jul-97           1.37
11-Jul-97           1.37
14-Jul-97           1.37
15-Jul-97           1.37
16-Jul-97           1.37
17-Jul-97           1.38
18-Jul-97           1.37
21-Jul-97           1.37
22-Jul-97           1.38
23-Jul-97           1.38
24-Jul-97           1.38
25-Jul-97           1.38
28-Jul-97           1.39
29-Jul-97           1.39
30-Jul-97           1.38
31-Jul-97           1.38
01-Aug-97           1.39
04-Aug-97           1.38
05-Aug-97           1.38
06-Aug-97           1.39
07-Aug-97           1.39
08-Aug-97           1.39
11-Aug-97           1.39
12-Aug-97           1.39
13-Aug-97           1.39
14-Aug-97           1.39
15-Aug-97           1.39
18-Aug-97           1.39
19-Aug-97           1.40
20-Aug-97           1.39
21-Aug-97           1.40
22-Aug-97           1.39
25-Aug-97           1.39
26-Aug-97           1.40
27-Aug-97           1.39
28-Aug-97           1.39
29-Aug-97           1.39
01-Sep-97           1.39
02-Sep-97           1.38
03-Sep-97           1.38
04-Sep-97           1.39
05-Sep-97           1.38
08-Sep-97           1.38
09-Sep-97           1.38
10-Sep-97           1.38
11-Sep-97           1.39
12-Sep-97           1.39
15-Sep-97           1.39
16-Sep-97           1.39
17-Sep-97           1.39
18-Sep-97           1.39
19-Sep-97           1.39
22-Sep-97           1.39
23-Sep-97           1.39
24-Sep-97           1.39
25-Sep-97           1.38
26-Sep-97           1.38
29-Sep-97           1.38
30-Sep-97           1.38
01-Oct-97           1.38
02-Oct-97           1.37
03-Oct-97           1.37
06-Oct-97           1.37
07-Oct-97           1.37
08-Oct-97           1.37
09-Oct-97           1.37
10-Oct-97           1.38
13-Oct-97           1.38
14-Oct-97           1.38
15-Oct-97           1.39
16-Oct-97           1.39
17-Oct-97           1.39
20-Oct-97           1.39
21-Oct-97           1.39
22-Oct-97           1.39
23-Oct-97           1.39
24-Oct-97           1.39
27-Oct-97           1.40
28-Oct-97           1.41
29-Oct-97           1.40
30-Oct-97           1.41
31-Oct-97           1.41
03-Nov-97           1.41
04-Nov-97           1.40
05-Nov-97           1.40
06-Nov-97           1.40
07-Nov-97           1.41
10-Nov-97           1.41
11-Nov-97           1.41
12-Nov-97           1.41
13-Nov-97           1.41
14-Nov-97           1.41
17-Nov-97           1.41
18-Nov-97           1.41
19-Nov-97           1.42
20-Nov-97           1.42
21-Nov-97           1.42
24-Nov-97           1.42
25-Nov-97           1.42
26-Nov-97           1.42
27-Nov-97           1.42
28-Nov-97           1.42
01-Dec-97           1.42
02-Dec-97           1.42
03-Dec-97           1.42
04-Dec-97           1.42
05-Dec-97           1.42
08-Dec-97           1.42
09-Dec-97           1.42
10-Dec-97           1.42
11-Dec-97           1.42
12-Dec-97           1.42
15-Dec-97           1.42
16-Dec-97           1.42
17-Dec-97           1.42
18-Dec-97           1.42
19-Dec-97           1.43
22-Dec-97           1.43
23-Dec-97           1.44
24-Dec-97           1.44
25-Dec-97           1.44
26-Dec-97           1.44
29-Dec-97           1.44
30-Dec-97           1.44
31-Dec-97           1.43
01-Jan-98           1.43
02-Jan-98           1.43
05-Jan-98           1.43
06-Jan-98           1.43
07-Jan-98           1.43
08-Jan-98           1.43
09-Jan-98           1.43
12-Jan-98           1.43
13-Jan-98           1.44
14-Jan-98           1.43
15-Jan-98           1.44
16-Jan-98           1.44
19-Jan-98           1.44
20-Jan-98           1.44
21-Jan-98           1.44
22-Jan-98           1.45
23-Jan-98           1.46
26-Jan-98           1.45
27-Jan-98           1.45
28-Jan-98           1.46
29-Jan-98           1.46
30-Jan-98           1.46
02-Feb-98           1.45
03-Feb-98           1.45
04-Feb-98           1.45
05-Feb-98           1.44
06-Feb-98           1.43
09-Feb-98           1.44
10-Feb-98           1.43
11-Feb-98           1.44
12-Feb-98           1.44
13-Feb-98           1.44
16-Feb-98           1.44
17-Feb-98           1.44
18-Feb-98           1.44
19-Feb-98           1.42
20-Feb-98           1.42
23-Feb-98           1.42
24-Feb-98           1.42
25-Feb-98           1.42
26-Feb-98           1.42
27-Feb-98           1.42
02-Mar-98           1.43
03-Mar-98           1.42
04-Mar-98           1.42
05-Mar-98           1.42
06-Mar-98           1.42
09-Mar-98           1.41
10-Mar-98           1.41
11-Mar-98           1.41
12-Mar-98           1.41
13-Mar-98           1.41
16-Mar-98           1.41
17-Mar-98           1.42
18-Mar-98           1.42
19-Mar-98           1.42
20-Mar-98           1.42
23-Mar-98           1.42
24-Mar-98           1.42
25-Mar-98           1.41
26-Mar-98           1.41
27-Mar-98           1.41
30-Mar-98           1.42
31-Mar-98           1.42
01-Apr-98           1.42
02-Apr-98           1.42
03-Apr-98           1.42
06-Apr-98           1.42
07-Apr-98           1.42
08-Apr-98           1.42
09-Apr-98           1.43
10-Apr-98           1.43
13-Apr-98           1.43
14-Apr-98           1.43
15-Apr-98           1.44
16-Apr-98           1.44
17-Apr-98           1.43
20-Apr-98           1.43
21-Apr-98           1.43
22-Apr-98           1.43
23-Apr-98           1.43
24-Apr-98           1.44
27-Apr-98           1.44
28-Apr-98           1.44
29-Apr-98           1.44
30-Apr-98           1.43
01-May-98           1.43
04-May-98           1.44
05-May-98           1.44
06-May-98           1.44
07-May-98           1.44
08-May-98           1.44
11-May-98           1.43
12-May-98           1.43
13-May-98           1.44
14-May-98           1.45
15-May-98           1.45
18-May-98           1.45
19-May-98           1.45
20-May-98           1.45
21-May-98           1.45
22-May-98           1.45

Outlook for North America (concluded)

     The external sector of the economy should see some improvement beyond mid-year, as the Asian impact wanes and import growth slows. Also, much of the recent deterioration in Canada's current account balance can be traced to a sharp surge in demand in the country's interest rate-sensitive sectors, notably retail and housing. The 175 basis points increase in overnight interest rates seen since mid-1997 should help to cool domestic demand.

     The federal government's recent fiscal performance has been nothing short of spectacular. In 1997, the deficit fell to its lowest level in nearly 30 years, financing requirements were negative for the first time since 1970, and the debt-to-GDP ratio posted its first decline in over 10 years. In the current fiscal year, the federal government appears poised to balance its budget a full two years ahead of schedule. An international comparison only serves to illustrate the speed of Canada's fiscal turnaround. As a percentage of GDP, Canada's 1997 national accounts deficit was more than 2% below the 1997 average of the G-7 countries versus 3% above the G-7 average only four years ago.

     The federal government has paid-down over $10 billion of outstanding debt through the first eight months of fiscal 1998. And market fluctuations have become increasingly dependent on supply issues, particularly in the money market where treasury-bill supply has fallen by $26 billion in 1997. Debt reduction and low interest rates will help contain spending. While a fall in supply need not have a marked impact on bond yields over a longer term horizon, the impact could be quite significant in the transition to this new regime. To meet existing demand, capital substitution from public to private debt will probably be the most important aspect of this transition. This substitution already appears to be underway, with corporate bond issuance outpacing government of supply in 1997.

     The rapid improvement in the fiscal balances also has the federal government facing an unusual question: how should a surplus be allocated? In its throne speech and mid-year fiscal review, the Liberal government argued in favor of a 50-50 allocation rule whereby 50% of a surplus goes towards program spending, 25% to tax cuts, and the final 25% to debt reduction. This allocation is actually in contrast to voter preferences. According to a November Angus Reid poll, 47% of Canadians believe that debt reduction should be the top priority, followed by 37% in favor of tax cuts and only 16% in support of increased program spending.

     The political picture has improved over the last year. The Liberal government won a national election and continues to have no nationally based opposition. The Federal Tories have lost their leader, Mr. Charest, to the Quebec Provincial Liberal Party. This greatly reduces the risk of an immediate separation test in Quebec. Provincial elections, the first step in another separation dance, were anticipated for this Spring but because of Mr. Charest are now likely next Spring.

     Looking ahead, a competitive yield picture versus the U.S. seems unlikely prior to the second half of the fiscal year. The Canadian dollar probably faces another test of its recently set 100 + year lows and seems unlikely to strengthen until later this year. As a result, the Fund's Canadian investment weighting should remain low over the near term.

Additional Performance Information

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the Fund's performance to that of an appropriate market index. This graph must measure the growth of a $10,000 hypothetical investment from the Fund's inception through the most recent fiscal year-end and must reflect the impact of the Fund's total expenses and its currently effective 3.0% maximum sales charge.
     While this table is required by SEC rules, such comparisons are of limited utility since the indices shown are not adjusted for sales charges and ongoing management, distribution and operating expenses applicable to the Fund. An investor who wished to replicate the total return of these indices would have had to own the securities that they represent. Acquiring these securities would require a considerable amount of money and would incur expenses that are not reflected in the index results.
     The SEC also requires that we report the Fund's total returns, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the currently effective maximum sales charge. These total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed.

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN*


                                         % Return With
  Periods ended 3/31/98:                 Sales Charge(1)
--------------------------------------------------------------------------------
  One Year                                  11.21%
--------------------------------------------------------------------------------
  Since Inception (1/15/93)                  5.25%


                    CHANGE IN VALUE OF A $10,000 INVESTMENT*

       ISI North
        American      Lehman Brothers      Consumer         Lehman Brothers
       Government       Intermediate         Price         Emerging Americas
       Bond Fund       Treasury Index        Index       Index: Mexico Section
      ----------       --------------        -----       ---------------------
1/93      9,700             10,000           10,000             10,000
3/93      9,911             10,186           10,049             10,322
3/94     10,186             10,425           10,301             11,097
3/95      9,339             10,867           10,596              8,616
3/96     10,550             11,856           10,897             12,590
3/97     11,384             12,407           11,198             14,949
3/98     13,052             13,573           11,355             17,910

(1) Assumes maximum sales charge of 3.0%.
 * These figures assume the reinvestment of dividends and capital gains distributions. The indices listed above are unmanaged and are widely recognized as indicators of performance in their respective sectors. The Lehman Brothers Intermediate Treasury Index is a performance indicator of the intermediate-term U.S. Treasury market, the CPI is a general indicator of inflation and the Lehman Brothers Emerging Americas Index: Mexico Section is an indicator of the interest rate structure of Mexican government and private corporate debt. Management is not aware of any single index that is truly representative of the Fund since the Fund's assets are allocated across three different countries and each country's weighting is periodically adjusted to reflect the advisor's outlook on current market conditions. Past performance is not an indicator of future results.

North American Government Bond Fund, Inc.

Statement of Net Assets
March 31, 1998

                                       Interest        Maturity        Principal          Market
Security                                 Rate            Date            Value             Value
---------------------------------------------------------------------------------------------------
CANADIAN SECURITIES -- 5.37%
Government of Canada, Deb.               8.00%           6/1/27       C$ 3,000,000      $ 2,794,080
                                                                                        -----------
  Total Canadian Securities
    (Cost $2,701,270)                                                                     2,794,080
                                                                                        -----------
MEXICAN SECURITIES(1) -- 11.84%
Mexican Treasury Cete                   20.92*          4/30/98      P$ 42,362,120        4,893,663
Mexican Treasury Cete                   21.27*          6/11/98         11,177,420        1,260,831
                                                                                        -----------
   Total Mexican Securities
     (Cost $6,273,274)                                                                    6,154,494
                                                                                        -----------
U.S. TREASURY SECURITIES -- 74.10%
U.S. Treasury Bond                     10.375          11/15/09         $8,000,000        9,985,000
U.S. Treasury Bond                     10.375          11/15/12          4,000,000        5,308,124
U.S. Treasury Bond                     12.000           8/15/13          5,250,000        7,716,681
U.S. Treasury Bond                      8.125           8/15/19          9,500,000       11,891,331
U.S. TREASURY BOND                      8.750           8/15/20          1,000,000        1,333,750
U.S. Treasury Bond                      7.250           8/15/22          2,000,000        2,311,562
                                                                                        -----------
   Total U.S. Treasury Securities
     (Cost $38,318,392)                                                                  38,546,448
                                                                                        -----------
REPURCHASE AGREEMENT -- 8.01%
Goldman Sachs & Co., 5.75%
  Dated 3/31/98 to be repurchased on
  4/1/98, collateralized by U.S. Treasury
  Bonds with a market value of $4,252,089.
  (Cost $4,168,000)                                                     $4,168,000        4,168,000
                                                                                        -----------
Total Investments in Securities -- 99.32%
  (Cost $51,460,936) **                                                                  51,663,022
Other Assets in Excess of Liabilities, Net-- 0.68%                                          355,381
                                                                                        -----------
Net Assets-- 100.00%                                                                    $52,018,403
                                                                                        ===========
Net Asset Value and Redemption Price Per Share
  ($52,018,403 / 5,949,881 SHARES OUTSTANDING)                                                $8.74
                                                                                              =====
Offering Price Per Share
  ($8.74 / .970)                                                                              $9.01
                                                                                              =====

--------------------------------------------------------------------------------
(1)       Cetes are short-term Mexican government debt securities.
 *        Yields as of March 31, 1998.
**        Also aggregate cost for federal tax purposes.
(dagger) Principal value is shown in local currency: Canadian dollars (C$), Mexican new pesos (P$) and U.S. dollars ($).

See accompanying Notes to Financial Statements.

North American Government Bond Fund, Inc.

Statement of Operations
For the Year Ended March 31, 1998

--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
INTEREST                                                                              $4,393,354
                                                                                      ----------
EXPENSES:
     Investment advisory fee                                                             208,693
     Distribution fee                                                                    208,693
     Administration fee                                                                  104,346
     Accounting fee                                                                       52,871
     Transfer agent fee                                                                   30,638
     Printing and postage                                                                 51,964
     Miscellaneous                                                                         8,381
     Director's fees                                                                         249
                                                                                      ----------
       Total expenses                                                                    665,835
     Less: Fees waived                                                                   (13,670)
                                                                                      ----------
       Net expenses                                                                      652,165
                                                                                      ----------
     Net investment income                                                             3,741,189
                                                                                      ----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                  2,482,408
     Net realized loss from foreign currency related transactions                       (706,976)
     Change in net unrealized appreciation/depreciation of investments                 1,644,223
     Change in net unrealized appreciation/depreciation on translation
       of assets and liabilities denominated in foreign currencies                         2,956
                                                                                      ----------
     Net gain on investments                                                           3,422,611
                                                                                      ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $7,163,800
                                                                                      ==========
-------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

North American Government Bond Fund, Inc.

Statement of Changes in Net Assets


                                                                  For the Year Ended March 31,
                                                                  ----------------------------
                                                                   1998                  1997
---------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                     $  3,741,189            $ 5,251,856
     Net realized gain (loss) from investment and
       foreign currency related transactions                      1,775,432             (1,197,393)
     Change in unrealized appreciation/depreciation
       of investments                                             1,644,223                540,125
     Change in net unrealized appreciation/
       depreciation on translation of assets and
       liabilities denominated in foreign currencies                  2,956                 (3,190)
                                                               ------------           ------------
     Net increase in net assets resulting
       from operations                                            7,163,800              4,591,398
                                                               ------------           ------------

DIVIDENDS TO SHAREHOLDERS FROM:
     Net investment income                                       (3,741,189)            (1,823,953)
     Distribution in excess of net investment income               (629,176)                    --
     Return of capital-tax                                               --             (3,191,763)
                                                               ------------           ------------
     Total distribution                                          (4,370,365)            (5,015,716)

CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of 916,292 and 695,687
       shares, respectively                                       7,908,494              5,848,278
     Value of 231,643 and 306,356 shares issued in
       reinvestment of dividends, respectively                    1,980,041              2,564,081
     Cost of 1,469,520 and 1,997,507 shares
       repurchased, respectively                                (12,629,368)           (16,882,467)
                                                               ------------           ------------
     Total decrease in net assets derived from capital
       share transactions                                        (2,740,833)            (8,470,108)
                                                               ------------           ------------
     Total increase (decrease) in net assets                         52,602             (8,894,426)

NET ASSETS:
     Beginning of period                                         51,965,801             60,860,227
                                                               ------------           ------------
     End of period                                             $ 52,018,403           $ 51,965,801
                                                               ============           ============

---------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

North American Government Bond Fund, Inc.

Financial Highlights
(For a share outstanding throughout each period)

                                                           For the Year Ended March 31,
                                                 -----------------------------------------------
                                                 1998      1997       1996     1995      1994
------------------------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value at beginning of period       $  8.29   $  8.37   $  8.06   $  9.53    $ 10.14
                                               -------   -------   -------   -------    -------
Income from Investment Operations:
  Net investment income                           0.61      0.75      0.81      0.63       0.89
  Net realized and unrealized gain/(loss)
    on investments                                0.56     (0.11)     0.22     (1.38)     (0.58)
                                               -------   -------   -------   --------   --------
  Total from Investment Operations                1.17      0.64      1.03     (0.75)      0.31

Less Distributions:
  Dividends from net investment income
    and short-term gains                         (0.67)    (0.26)       --     (0.45)     (0.92)
  Distribution in excess of net investment
     income                                      (0.05)       --        --        --         --
  Return of capital                                 --     (0.46)    (0.72)    (0.27)        --
                                               -------   -------   -------   -------    -------
  Total distributions                            (0.72)    (0.72)    (0.72)    (0.72)     (0.92)
                                               -------   -------   -------   -------    -------
  Net asset value at end of period             $  8.74   $  8.29   $  8.37   $  8.06    $  9.53
                                               =======   =======   =======   =======    =======
Total Return*                                    14.65%     7.90%    12.97%    (8.31)%     2.77%

Ratios to Average Daily Net Assets:
  Expenses**                                      1.25%     1.25%     1.25%     1.25%      1.25%
  Net investment income***                        7.17%     8.99%     9.49%     7.04%      7.04%

Supplemental Data:
  Net assets at end of the period (000)        $52,018   $51,966   $60,860   $66,292    $93,622
  Portfolio turnover rate                          125%       46%      125%      104%       219%
------------------------------------------------------------------------------------------------

  *Total return excludes the effect of sales loads.
 **Without the waiver of advisory fees (Note B), the ratio of expenses to average net assets would have been 1.28%, 1.58%, 1.47%, 1.45% and 1.44%, for the years ended March 31, 1998, 1997, 1996, 1995, and 1994, respectively.

***Without the waiver of advisory fees (Note B), the ratio of net investment income to average net assets would have been 7.14%, 8.66%, 6.84%, 6.85% and 6.68%, for the years ended March 31, 1998, 1997, 1996, 1995, and 1994, respectively.

See accompanying Notes to Financial Statements.

Notes to Financial Statements

A. Significant Accounting Policies -- North American Government Bond Fund, Inc. ("the Fund"), which was organized as a Maryland Corporation on October 19, 1992, commenced operations January 15, 1993. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end Investment Management Company. It is designed to provide a high level of current income, consistent with prudent investment risk, by investing primarily in a portfolio consisting of fixed-income securities issued or guaranteed by the governments of the United States, Canada and Mexico.

    The Fund consists of one share class, the ISI Shares, which are subject to a 3.00% maximum front-end sales charge and a 0.40% distribution fee.

    When preparing the Fund's financial statements, management has to make estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

    Security Valuation -- Debt securities are generally traded in the over-the-counter market. When there is an available market quotation, the Fund values a debt security by using the most recent price provided by an investment dealer. The Fund may also value a debt security by using a price from an independent pricing service that the Investment Advisor has determined reflects the obligation's fair market value. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

    Repurchase Agreements -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

    Foreign Currency Translation -- The Fund separates realized gains or losses resulting from foreign exchange rate changes and realized gains or losses resulting from market price changes.

    Net realized foreign exchange rate gains or losses occur due to 1) sales of portfolio securities; 2) sales and maturities of short-term securities; 3) sales of foreign currencies; 4) currency gains or losses realized between the trade and settlement dates on securities transactions; and 5) differences between interest recorded on the Fund's books and the U.S. dollar equivalent of interest that the Fund actually receives or pays.

    The Fund does not separate its unrealized appreciation or depreciation resulting from foreign exchange rate changes and its unrealized appreciation or depreciation resulting from market price changes.

    Federal Income Tax -- The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net invest-ment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

    The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

    Security Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Income and expenses are recorded on an accrual basis. Income includes scientific amortization of premiums and accretion of discounts when appropriate. Dividend distributions to shareholders are recorded on the ex-dividend date.

B. Investment Advisory Fees, Transactions with Affiliates and Other Fees -- International Strategy & Investment Inc. ("ISI") is the Fund's investment advisor and Investment Company Capital Corp., a subsidiary of Bankers Trust Corporation. ("ICC") is the Fund's administrator. As compensation for its advisory services, the Fund pays ISI an annual fee. This fee is based on the Fund's average daily net assets and is calculated daily and paid monthly at the annual rate of 0.40%. The Fund paid ISI $208,693 for advisory services for the year ended March 31, 1998. As compensation for its administrative services, the Fund pays ICC an annual fee. This fee is based on the Fund's average daily net assets and is calculated daily and paid monthly at the annual rate of 0.20%. The Fund paid ICC $104,346 for administrative services for the year ended March 31, 1998.

   ISI and ICC have agreed to reduce their fees proportionately when necessary so that the Fund's annual expenses are no more than 1.25% of the Fund's average daily net assets. For the year ended March 31, 1998, ISI waived fees of $9,113 and ICC waived fees of $4,557.

   As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. The Fund paid ICC $52,871 for accounting services for the year ended March 31, 1998.

   As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. The Fund paid ICC $30,638 for transfer agent services for the year ended March 31, 1998.

   As compensation for providing distribution services for the ISIClass of shares, the Fund pays ISI Group, Inc. ("ISI Group"), which is affiliated with ISI, an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.40% of the ISI Class' average daily net assets. For the year ended March 31, 1998, distribution fees aggregated $208,693.

   The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the year ended March 31, 1998 was approximately $1,405, and the accrued liability was approximately $10,461.

   Effective September 22, 1997, Bankers Trust Company, a subsidiary of Bankers Trust Corporation, became the Fund's custodian. Prior to September 22, 1997, PNC Bank served as the Fund's custodian.

C. Capital Share Transactions-- The Fund is authorized to issue up to 25 million shares of $.001 par value capital stock.

Notes to Financial Statements (concluded)

D. Investment Transactions -- Excluding short-term and U.S. government obligations, purchases of investment securities aggregated $3,605,028 and sales of investment securities aggregated $7,563,098 for the year ended March 31, 1998. Purchases of U.S. government obligations aggregated $54,656,711 and sales of U.S. government obligations aggregated $49,026,420 for the period.

   On March 31, 1998, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $552,986 and aggregate gross unrealized depreciation of all securities in which there is an excess of tax cost over value was $350,900.

E. Forward Currency Exchange Contracts -- Forward currency exchange contracts carry certain risks. These risks include the counterparties' possible inability to meet the contract terms and the movements in currency values. There were no outstanding contracts as of March 31, 1998.

F.  Net Assets -- On March 31, 1998, net assets consisted of:
    Paid-in capital                       $51,154,279
    Accumulated net realized gain
      from security and foreign
      currency transactions                   661,627
    Unrealized appreciation of
      investments                             202,086
    Unrealized gain on translation of
      assets and liabilities
      denominated in foreign
      currencies                                  411
                                          -----------
                                          $52,018,403
                                          ===========

     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the ISI Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.

Report of Independent Accountants

To the Shareholders and Directors of
North American Government Bond Fund, Inc.:

     We have audited the accompanying statement of net assets of North American Government Bond Fund, Inc. as of March 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the respective periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 1998 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of North American Government Bond Fund, Inc. as of March 31, 1998 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the respective periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

Philadelphia, Pennsylvania
May 1, 1998

                                                                              15